Subordinated debentures	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Subordinated debentures

Note 19 Subordinated debentures
The debentures are unsecured obligations and are subordinated in right of payment to the claims of depositors and certain other creditors. The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)		Interest rate		Denominated in foreign currency (millions)	As at
Maturity	Earliest par value redemption date				October 31 2023	October 31 2022
June 8, 2023 (1)		9.30%			$–	$110
January 27, 2026 (2)		4.65%		US$1,500	1,939	1,884
November 1, 2027 (3)	November 1, 2022	4.75%		TT$300	–	60
July 25, 2029 (2)	July 25, 2024	2.74%	(4)		1,459	1,415
December 23, 2029 (2)	December 23, 2024	2.88%	(5)		1,442	1,412
February 1, 2033 (2)	February 1, 2028	5.01%	(6)		1,418	–
June 30, 2030 (2)	June 30, 2025	2.09%	(7)		1,249	1,250
November 3, 2031 (2)	November 3, 2026	2.14%	(8)		1,637	1,637
May 3, 2032 (2)	May 3, 2027	2.94%	(9)		919	932
January 28, 2033 (2)	January 28, 2028	1.67%	(10)		868	875
October 1, 2083	Any interest payment date		(11)		224	224

June 29, 2085	Any interest payment date		(12)	US$174	241	237
					$11,396	$10,036
Deferred financing costs					(10)	(11)
					$11,386	$10,025

(1)	On June 8, 2023, all $110 million of outstanding 9.30% subordinated debentures matured. The principal plus accrued interest were paid to noteholders on the maturity date.
(2)	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
(3)	On November 1, 2022, we redeemed all TT$300 million of outstanding 4.75% subordinated debentures due on November 1, 2027 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.98% above the 3-month CDOR.
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR.
(6)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
(7)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR.
(8)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.61% above the 3-month CDOR.
(9)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.76% above the 3-month CDOR.
(10)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.55% above the 3-month CDOR.
(11)	Interest at a rate of 0.40% above the 30-day Bankers’ Acceptance rate.
(12)	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN) under a synthetic methodology. In the event
of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.
All redemptions, cancellations and exchanges of subordinated debentures are subject to the consent and approval of OSFI.
Maturity schedule
The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

As at

(Millions of Canadian dollars)	October 31 2023
Within 1 year	$–
1 to 5 years	1,939
5 to 10 years	8,992
Thereafter	465
$11,396